Tax on Profit/(Loss) for the Year and Deferred Tax - Summary of Tax on Profit/Loss and Deferred Tax (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Applicable tax rate	22.00%	22.00%	22.00%